Nature of the Business	3 Months Ended
Mar. 31, 2019
Organization Consolidation And Presentation Of Financial Statements [Abstract]
Nature of the Business

1. Nature of the Business

Orchard Therapeutics plc and subsidiaries (the “Company”) is a commercial-stage fully-integrated biopharmaceutical company dedicated to transforming the lives of patients with serious and life- threatening rare diseases through ex vivo, autologous, hematopoietic stem cell (HSC) based gene therapies. The Company’s gene therapy approach seeks to transform a patient’s own, or autologous, HSCs into a gene-modified drug product to treat the patient’s disease through a single administration. The Company has acquired and developed a portfolio of ex vivo, autologous, HSC based gene therapies focused on three franchises in which it accumulates expertise, including primary immune deficiencies, neurometabolic disorders and hemoglobinopathies. The Company’s portfolio of ex vivo, autologous, HSC based gene therapies includes Strimvelis®, a gammaretroviral vector-based gene therapy and the first such treatment approved by the European Medicines Agency (“EMA”) for adenosine deaminase severe combined immunodeficiency (“ADA-SCID”), three clinical programs in advanced registrational studies in metachromatic leukodystrophy (“MLD”), Wiskott–Aldrich syndrome (“WAS”) and ADA-SCID, other clinical programs in X-linked chronic granulomatous disease (“X-CGD”) and transfusion-dependent beta-thalassemia (“TDT”), as well as an extensive preclinical pipeline.

The Company is a public limited company incorporated pursuant to the laws of England and Wales. On November 2, 2018, the Company closed its initial public offering (“IPO”) of American Depositary Shares (“ADS”) in which the Company sold an aggregate of 16,103,572 ADSs representing the same number of ordinary shares at a public offering price of $14.00 per ADS. Net proceeds were $205.5 million, after deducting underwriting discounts and commissions of $15.8 million and offering expenses of $4.2 million paid by the Company.

Orchard Therapeutics plc (formerly Orchard Rx Limited) was originally incorporated under the laws of England and Wales in August 2018 to become a holding company for Orchard Therapeutics Limited. Orchard Therapeutics Limited was originally incorporated under the laws of England and Wales in September 2015 as Newincco 1387 Limited and subsequently changed its name to Orchard Therapeutics Limited in November 2015. As part of a corporate reorganization in October 2018, all the interests in Orchard Therapeutics Limited were exchanged for the same number and class of newly issued shares of Orchard Rx Limited and, as a result, Orchard Therapeutics Limited became a wholly owned subsidiary of Orchard Rx Limited. On October 29, 2018, Orchard Rx Limited re-registered as a public limited company and changed its name to Orchard Therapeutics plc, and Orchard Therapeutics Limited changed its name to Orchard Therapeutics (Europe) Limited. Upon completion of the reorganization, the historical consolidated financial statements of Orchard Therapeutics (Europe) Limited became the historical consolidated financial statements of Orchard Therapeutics plc because the reorganization was accounted for as a reorganization of entities under common control.

On November 1, 2018, the Company’s different classes of preferred shares and our ordinary shares were consolidated on a one-for-0.8003 basis. Following the share consolidation, each share was re-designated as an ordinary share on a one-for-one basis. Accordingly, all share and per share amounts for all periods presented in the consolidated financial statements and notes thereto have been adjusted retroactively, where applicable, to reflect the reverse stock split.

The Company is subject to risks and uncertainties common to early-stage companies in the biotechnology industry. There can be no assurance that the Company’s research and development will be successfully completed, that adequate protection for the Company’s technology will be obtained, that any products developed will obtain necessary government or regulatory approval, or that any products, if approved, will be commercially viable. The Company operates in an environment of rapid technological innovation and substantial competition from pharmaceutical and biotechnological companies. In addition, the Company is dependent upon the services of its employees, consultants and service providers. Even if the Company’s product development efforts are successful, it is uncertain when, if ever, the Company will realize significant revenue from product sales.

Through March 31, 2019, the Company funded its operations primarily with proceeds from the sale of convertible preferred shares and ADSs in the IPO. The Company has incurred recurring losses since its inception, including net losses of $30.7 million and $15.3 million for the three months ended March 31, 2019 and 2018, respectively. As of March 31, 2019, and December 31, 2018, the Company had an accumulated deficit of $321.0 million and $290.2 million, respectively. The Company expects to continue to generate operating losses for the foreseeable future. The viability of the Company is dependent on its ability to raise additional capital to finance its operations. If the Company is unable to obtain funding, the Company may be forced to delay, reduce or eliminate some or all of its research and development programs, product portfolio expansion or commercialization efforts, which could adversely affect its business prospects, or the Company may be unable to continue operations. Although management continues to pursue these plans of raising additional capital to finance operations, there is no assurance that the Company will be successful in obtaining sufficient funding on terms acceptable to the Company to fund continuing operations, if at all. The Company expects that its cash on hand as of March 31, 2019 of $295.4 million, will be sufficient to fund its operations and capital expenditure requirements through at least twelve months from the issuance date of these condensed consolidated financial statements on May 28, 2019.